Massachusetts Municipal Bond Portfolio
(A series of Eaton Vance Municipals Trust)

Annual Shareholder Report

September 30, 1996

[LOGO: HOUSE]



To Shareholders

Massachusetts Municipal Bond Portfolio (the "Fund") paid to its shareholders monthly income dividends totalling $0.537 per share during the fiscal year ended September 30, 1996.

Based on the most recent dividend paid and the Portfolio's net asset value per share of $9.56 on September 30, 1996, the Fund's annualized distribution rate was 5.60%. To equal that rate in a taxable investment, a couple in the combined federal and state
43.68% tax bracket would have to earn 9.89%.

Following an upbeat year in 1995, the bond market encountered difficulty in the first half of 1996. The year started favorably enough, with the Federal Reserve lowering the Federal Funds Rate - the rate banks charge each other for overnight loans and a key short-term interest rate barometer - to 5.25%. Investors' optimism was short-lived, however, as Fed Chairman Alan Greenspan suggested in his Spring Congressional testimony that, in light of current economic growth, the next move in rates could possibly be higher. By mid-summer, employment data showed that job creation was exceeding market estimates, and that the labor market was indeed tightening.

The fall brought news that job growth had cooled from the blistering pace set early in the year, and that inflation was still not a threat. However, the economic data still have failed to give a clear indication of the economy's future direction. Accordingly, the Federal Reserve effectively put its monetary policy on hold until after the November elections.

An investment in municipal bonds continues to represent good value for tax-conscious investors for several reasons. First, while turning in somewhat faster growth than expected, the nation's economy remains subdued. GDP grew at a revised 4.8% rate in the second quarter - a relatively strong showing, but one not likely to be sustained over the balance of the year. Recent indicators suggest a possible slowdown in the second half of the year, and, more importantly, inflation remains well under control.

Second, whatever the outcome of the various tax cut proposals that have marked the campaign of both major political parties, it is certain that the tax structure will remain sharply progressive. That means that municipal bonds should retain their relative value.

Third, on the budget front, the deficit has been reduced significantly. At present, the deficit as a percentage of GDP is the smallest of all industrialized nations, alleviating near-term borrowing needs.

Finally, and perhaps most important of all, the tax burden of our citizens is still extraordinarily high. Municipal bonds remain one of the better ways for most individuals to relieve that burden and keep more of what they work so hard to earn.We believe that, despite the occasional market fluctuations, a steadfast, long-term outlook is the best way to reap the advantages of tax-free investing.

[PHOTO OF THOMAS J. FETTER OMITTED]

Sincerely,


/S/Thomas J. Fetter
Thomas J. Fetter
President
November 4, 1996

+ A portion of the Fund's income could be subject to federal alternative minimum tax.

Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks including possible loss of principal invested.

Federal income tax information on distributions...

For Federal income tax purposes, 99.01% of the total dividends paid by the Fund from net investment income during the fiscal year that ended September 30, 1996, is designated as an exempt-interest dividend. Tax legislation eliminated the exemption to market discount rules applicable to tax-exempt obligations. As a result, certain tax-exempt obligations acquired by the Portfolio subsequent to April 30, 1993, at market discounts, may generate a small amount of ordinary taxable income.

Included on the following page is a performance chart that compares your Fund's total return with that of a broad-based securities market index. The lines on the chart represent the total returns of $10,000 hypothetical investments in your Fund and the unmanaged Lehman Brothers Municipal Bond Index. The solid line on the chart represents the Fund's performance. The Fund's total return figure reflects fund expenses and portfolio transaction costs, and assumes the reinvestment of income dividends and capital gain distributions. The dotted line represents the performance of the Lehman Brothers Municipal Bond Index, a broad-based, widely recognized unmanaged index of municipal bonds. Whereas the Fund's portfolio comprises bonds principally from your individual state, the Index is composed of bonds from all 50 states and many jurisdictions. The Index's total return does not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index.



Management Report

[GRAPHIC OF POWER LINES OMITTED]

Your investment at work

City of Boston, Massachusetts Harbor Electric Energy Company

The proceeds from these bonds were used to finance the cost of acquiring, equipping, and installing electric distribution facilities owned and operated by the Harbor Electric Energy Company, a wholly owned subsidiary of Boston Edison Company.

Specifically, the new facilities consisted of buildings and equipment that are part of the waste water treatment plant on Deer Island in Boston Harbor. Included among the construction projects was a 115-kilovolt submarine cable between Boston and Deer Island, and a new permanent substation on Deer Island.


Portfolio Overview

[GRAPHIC OF MASSACHUSETTS OMITTED]

Based on market value as of September 30, 1996

Number of issues                  96
Average quality                   A+
Investment grade                94.3%
Effective maturity (years)     11.00

Largest sectors:
Housing                        14.3
Insured hospitals              12.9*
Hospitals                      11.8
Water & sewer                   9.1
Transportation                  8.3

* Private insurance does not remove the market risks that are associated with these investments.

The State of the State: Massachusetts

The Massachusetts economy has made a dramatic recovery from the recession of 1990-1991, which was one of the most difficult in recent memory. After three years of budget deficits, the election of Governor William Weld in 1990 led to immediate changes on the budgetary front. Since his election in 1990, the governor has balanced the budget in every year of his administration. As a result of its more conservative fiscal policies, the state's general obligation debt has earned several rating increases since 1991.

Though the Massachusetts economic recovery was somewhat slow at first, the business climate has shown great improvement in recent years. Unemployment reached 4.0% in August of 1996, its lowest level since June of 1989, and job growth has been increasing at a 1.4% annual rate, with 114,800 new jobs added in the past two years. The technology and defense-related sectors, which experienced significant job losses, are beginning to turn around.

The state government has become much friendlier towards the business community through tax cuts, regulatory reform, investing in infrastructure, and programs to help small businesses.

[GRAPHIC WORM CHART OMITTED:Comparison of Change in Value of a $10,000 Investment in Eaton Vance Massachusetts Municipal Bond Portfolio and the Lehman Brothers Municipal bond Index From June 30, 1993, through September 30, 1996]

Lehman Brothers Municipal Bond Index                    $11,891
Eaton Vance Massachusetts Municipal Bond Portfolio      $11,435

Average           1          Life of
Annual           Year         Fund*
Returns          6.3%         4.4%

Massachusetts Municipal Bond Portfolio vs.
Lehman Brothers 7-Year Municipal Bond Index

         Date        Fund         Index
  ----------- -----------   -----------
       6/30/93    $10,000       $10,000
       7/31/93     $9,930       $10,013
       8/31/93    $10,215       $10,221
       9/30/93    $10,332       $10,338
      10/31/93    $10,338       $10,358
      11/30/93    $10,234       $10,266
      12/31/93    $10,455       $10,483
       1/31/94    $10,567       $10,603
       2/28/94    $10,314       $10,328
       3/31/94     $9,799        $9,908
       4/30/94     $9,785        $9,992
       5/31/94     $9,876       $10,078
       6/30/94     $9,786       $10,020
       7/31/94     $9,975       $10,200
       8/31/94    $10,021       $10,236
       9/30/94     $9,837       $10,086
      10/31/94     $9,588        $9,907
      11/30/94     $9,301        $9,727
      12/31/94     $9,587        $9,941
       1/31/95     $9,955       $10,226
       2/28/95    $10,276       $10,523
       3/31/95    $10,377       $10,644
       4/30/95    $10,376       $10,656
       5/31/95    $10,655       $10,996
       6/30/95    $10,473       $10,900
       7/31/95    $10,536       $11,003
       8/31/95    $10,675       $11,143
       9/30/95    $10,759       $11,214
      10/31/95    $10,958       $11,377
      11/30/95    $11,179       $11,566
      12/31/95    $11,344       $11,677
       1/31/96    $11,373       $11,765
       2/28/96    $11,252       $11,685
       3/31/96    $11,093       $11,536
       4/30/96    $11,076       $11,503
       5/31/96    $11,092       $11,499
       6/30/96    $11,208       $11,624
       7/31/96    $11,290       $11,729
       8/31/96    $11,284       $11,727
       9/30/96    $11,435       $11,891

Footnote reads:
Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Source: Tower Data Systms, Bethesda, MD. *Investment operations commenced 6/17/93. +Index information is available only at month-end: therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

From the Portfolio Manager:

[PHOTO OF ROBERT B. MACINTOSH OMITTED]

"This Fund owns quite a few well-known names such as the Massachusetts Turnpike Authority, the Massachusetts Water Resources Authority, and some wholesale electric bonds. These credits may face difficulties in the long term, given the pressures from increasing debt levels and deregulation, but I feel comfortable holding onto them for the time being.

"The hospital sector has also faced difficulties due to downsizing and cost cutting. I am pleased, however, with the Fund's current hospital holdings, such as Beth Israel Hospital and Daughters of Charity. I am making minor adjustments to the Portfolio as I see fit, but no major change in strategy is necessary."

- Robert B. MacIntosh



Massachusetts Municipal Bond Portfolio
Financial Statements



Statement of Assets and Liabilities

September 30, 1996
Assets:
Investment in Massachusetts Municipals Portfolio, at value
(identified cost, $6,798,559) (Note 1A)                                                 $   6,943,704
Receivable from the Administrator (Note 4)                                                     13,670
Deferred organization expenses (Note 1D)                                                          981
                                                                                        -------------
Total assets                                                                            $   6,958,355
                                                                                        -------------
Liabilities:
Dividends payable                                                     $      14,852
Payable to affiliate --
Trustees' fees (Note 4)                                                          42
Accrued expenses                                                              3,237
                                                                      -------------
Total liabilities                                                                              18,131
                                                                                        -------------
Net Assets for 725,733 shares of beneficial interest outstanding                        $   6,940,224
                                                                                        =============
Sources of Net Assets:
Paid-in capital                                                                         $   7,655,850
Accumulated net realized loss from Portfolio
(computed on the basis of identified cost)                                                   (853,224)
Accumulated distributions in excess of net investment income                                   (7,547)
Unrealized appreciation from Portfolio
(computed on the basis of identified cost)                                                    145,145
                                                                                        -------------
Total                                                                                   $   6,940,224
                                                                                        =============

Net Asset Value, Offering Price and Redemption Price Per Share
($6,940,224 (divided by) 725,733 shares of
beneficial interest outstanding)                                                               $ 9.56
                                                                                               ======


See notes to financial statements




Statement of Operations

For the Year Ended September 30, 1996
Investment Income (Note 1B):
Investment income allocated from Portfolio                                              $     439,739
Expenses allocated from Portfolio                                                             (37,335)
                                                                                        -------------
Net investment income from Portfolio                                                    $     402,404
Expenses --
Compensation of Trustees not members of the
Administrator's organization (Note 4)                                 $         162
Legal and accounting services                                                 6,602
Printing and postage                                                          6,153
Transfer and dividend disbursing agent fees                                   4,303
Amortization of organization expenses (Note 1D)                               3,889
Custodian fee (Note 1G)                                                       3,000
Registration costs                                                            2,100
Miscellaneous                                                                 2,169
                                                                      -------------
Total expenses                                                        $      28,378
Deduct allocation of expenses to the Administator (Note 4)                   13,670
                                                                      -------------
Net expenses                                                                                   14,708
                                                                                        -------------
Net investment income                                                                   $     387,696
                                                                                        -------------
Realized and Unrealized Gain (Loss):
Net realized gain (loss) from Portfolio --
Investment  transactions (identified cost basis)                      $      40,451
Financial futures contracts                                                  (8,215)
                                                                      -------------
Net realized gain                                                                       $      32,236
Change in unrealized appreciation                                                              28,150
                                                                                        -------------
Net realized and unrealized gain                                                        $      60,386
                                                                                        -------------
Net increase in net assets from operations                                              $     448,082
                                                                                        =============

See notes to financial statements




<CAPTION.

Statements of Changes in Net Assets

                                                                         For the Year Ended September 30,
                                                                        ----------------------------------
                                                                            1996                   1995
                                                                        ------------          ------------
Increase (Decrease) in Net Assets:
From operations --
Net investment income                                                   $    387,696          $    430,380
Net realized gain (loss)                                                      32,236              (582,635)
Change in unrealized appreciation                                             28,150               717,570
                                                                        ------------          ------------
Net increase in net assets from operations                              $    448,082          $    565,315
                                                                        ------------          ------------
Distributions to shareholders (Note 2) --
From net investment income                                              $   (387,696)         $   (429,708)
In excess of net investment income                                              (506)                   --
                                                                        ------------          ------------
Total distributions to shareholders                                     $   (388,202)         $   (429,708)
                                                                        ------------          ------------
Transactions in shares of beneficial interest (Note 3) --
Proceeds from sales of shares                                           $    629,549          $  1,433,581
Net asset value of shares issued to shareholders in payment
of distributions declared                                                    101,348                96,976
Cost of shares redeemed                                                   (1,036,510)           (3,818,659)
                                                                        ------------          ------------
Decrease in net assets from Fund share transactions                     $   (305,613)         $ (2,288,102)
                                                                        ------------          ------------
Net decrease in net assets                                              $   (245,733)         $ (2,152,495)
Net Assets:
At beginning of year                                                       7,185,957             9,338,452
                                                                        ------------          ------------
At end of year                                                          $  6,940,224          $  7,185,957
                                                                        ============          ============
Accumulated distributions in excess of net
investment income included in net assets at end of year                 $     (7,547)         $     (7,644)
                                                                        ============          ============

See notes to financial statements





                                                                     For the Year Ended September 30,
                                                    -----------------------------------------------------------
                                                        1996             1995           1994            1993**
                                                    -----------       ----------     ----------      ----------
Net asset value, beginning of year                    $ 9.510          $ 9.220         $10.260         $10.000
                                                      -------          -------         -------         -------
Income (loss) from operations:
Net investment income                                 $ 0.534          $ 0.546         $ 0.548         $ 0.141
Net realized and unrealized gain (loss)                 0.051            0.290          (1.026)          0.284
                                                      -------          -------         -------         -------
Total income (loss) from operations                   $ 0.585          $ 0.836         $(0.478)        $ 0.425
                                                      -------          -------         -------         -------
Less distributions:
From net investment income                            $(0.534)         $(0.546)        $(0.548)        $(0.141)
In excess of net investment income                     (0.001)              --          (0.004)         (0.024)
In excess of net realized gain                             --               --          (0.010)             --
                                                      -------          -------         -------         -------
Total distributions                                   $(0.535)         $(0.546)        $(0.562)        $(0.165)
                                                      -------          -------         -------         -------
Net asset value, end of year                          $ 9.560          $ 9.510         $ 9.220         $10.260
                                                      =======          =======         =======         =======
Total Return (2)                                         6.28%            9.37%          (4.79%)          4.04%
Ratios/Supplemental Data*:
Net assets, end of year (000 omitted)                 $ 6,940          $ 7,186         $ 9,338         $ 5,063
Ratio of net expenses to average
net assets (1)(3)                                        0.76%            0.63%           0.60%           1.21%+
Ratio of net expenses to average net assets
after custodian fee reduction (1)                        0.75%            0.60%             --              --
Ratio of net investment income to average
daily net assets                                         5.56%            5.93%           5.65%           4.80%+

* For the years ended September 30, 1996, 1995 and 1994, the operating expenses of the Fund reflect a reduction of expenses by the Administrator.  Had such action not been taken, net investment income per share and the ratios would have been as follows:

Net investment income per share:                      $ 0.516         $ 0.523          $ 0.498
                                                      =======         =======          =======

Ratios (As a percentage of average daily net assets):
Expenses (1)(3)                                         0.95%            0.88%            1.12%
Expenses after custodian fee reduction (1)              0.94%            0.85%              --
Net investment income                                   5.37%            5.68%            5.13%

 +  Annualized.

**  For the period from the start of business, June 17, 1993, to September 30, 1993.

(1) Includes the Fund's share of Massachusetts Municipals Portfolio's allocated expenses.

(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported.  Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date.  Total return is computed on a non-annualized basis.

(3) The expense ratios for the years ended September 30, 1996 and 1995 have been adjusted to reflect a change in reporting requirements.  The reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers.  The expense ratios for each of the periods ended on or before September 30, 1994 have not been adjusted to reflect this change.

See notes to financial statements




Notes to Financial Statements

(1) Significant Accounting Policies

Massachusetts Municipal Bond Portfolio (the Fund) is a non-diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in Massachusetts Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (2.5% at September 30, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio Notes to Financial
Statements, which are included elsewhere in this report.

B. Income - The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C. Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain. Accordingly, no provision for Federal income or excise tax is necessary. At September 30, 1996, the Fund for Federal income tax purposes had a capital loss carryover of $791,555 which will reduce taxable income arising from future net realized gains, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for Federal income or excise tax. Such capital loss carryover will expire on September 30, 2004, ($494,027) and September 30, 2003, ($297,528). Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for Federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

D. Deferred Organization Expenses - Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Other - Investment transactions are accounted for on a trade date basis.

G. Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the statement of operations.



(2) Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of a Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1997 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

(3) Shares of Beneficial Interest


The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                               Year Ended September 30,
                                              -----------------------------------------------------
                                                      1996                               1995
                                              -------------------               -------------------
Sales                                               65,889                            158,095
Issued to shareholders electing to receive
payments of distributions in Fund shares            10,560                             10,463
Redemptions                                       (106,480)                          (425,246)
                                                   -------                            -------
Net decrease                                       (30,031)                          (256,688)
                                                   =======                            =======


(4) Transactions with Affiliates

Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Fund for the year ended September 30, 1996, $13,670 of expenses related to the operation of the Fund were allocated to EVM. Except as to Trustees of the Fund and the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR.

Certain of the officers and Trustees of the Fund and Portfolio are officers and directors/trustees of the above organizations.

(5) Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the year ended September 30, 1996, aggregated $647,809 and $1,347,153, respectively.



Independent Auditor's Report

To the Trustees and Shareholders of
Eaton Vance Municipals Trust:

We have audited the accompanying statement of assets and liabilities of Massachusetts Municipal Bond Portfolio (one of the series constituting Eaton Vance Municipals Trust) as of September 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended September 30, 1996 and the financial highlights for each of the three years in the period ended September 30, 1996 and for the period from the start of business, June 17, 1993, to September 30, 1993. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Massachusetts Municipal Bond Portfolio series of Eaton Vance Municipals Trust at September 30, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                                        DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 1, 1996



Massachusetts Municipals Portfolio
Portfolio of Investments - September 30, 1996



Tax-Exempt Investments - 100%

Ratings (Unaudited)  Principal
-------------------
                        Amount
          Standard        (000
Moody's   & Poor's    Omitted)   Security                                           Value
-----------------------------------------------------------------------------------------
                                 Education -- 3.6%
Aa1       AA+          $ 1,625   Massachusetts Health and
                                 Educational Facilities
                                 Authority, HEFA, Amherst
                                 College, 6.80%, 11/1/21                     $  1,757,096
A1        A+               250   Massachusetts HEFA,
                                 Tufts University,
                                 7.75%, 8/1/13                                    269,148
NR        BBB-           3,690   Massachusetts HEFA,
                                 Merrimack College,
                                 7.125%, 7/1/12                                 3,808,656
Aa1       AA             1,000   Massachusetts HEFA,
                                 Williams College,
                                 5.75%, 7/1/19                                  1,010,110
Aa1       AA+            1,000   Massachusetts HEFA,
                                 Wellesley College,
                                 5.375%, 7/1/19                                   953,870
A1        NR             2,000   New England Educational
                                 Loan Marketing
                                 Corporation, (AMT), 6.90%,
                                 11/1/09                                        2,137,020
                                                                             ------------
                                                                             $  9,935,900
                                                                             ------------
                                 Escrowed -- 1.4%
NR        AAA          $10,000   Massachusetts General
                                 Obligation Federal Assisted
                                 Housing, Section 8,
                                 0%, 2/1/23                                  $  1,786,500
Baa1      AAA            1,900   Puerto Rico Aqueduct
                                 and Sewer Authority,
                                 Prerefunded to 7/1/98,
                                 7.00%, 7/1/19                                  2,030,416
                                                                             ------------
                                                                             $  3,816,916
                                                                             ------------
                                 General Obligations -- 6.4%
Baa1      NR           $ 1,000   City of Lowell,
                                 6.375%, 8/15/01                             $  1,060,880
A1        A+             3,400   Commonwealth of
                                 Massachusetts, 5.00%,
                                 1/1/12                                         3,152,854
A1        A+             4,265   Massachusetts Bay
                                 Transportation Authority
                                 (MBTA), 5.50%, 3/1/21                          4,045,523
A1        A+             1,000   MBTA, 5.90%, 3/1/12                            1,020,180
NR        BBB            2,145   Government of Guam,
                                 5.40%, 11/15/18                                1,944,550
A         NR             3,375   Town of Nantucket,
                                 6.80%, 12/1/11                                 3,693,870
Baa1      A                100   Puerto Rico Public
                                 Buildings Authority,
                                 5.50%, 7/1/21                                     94,570
A1        A+               250   University of Massachusetts
                                 Building Authority,
                                 7.20%, 5/1/04                                    282,750
NR        NR             2,350   Virgin Islands Public
                                 Finance Authority,
                                 7.25%, 10/1/18                                 2,500,635
                                                                             ------------
                                                                             $ 17,795,812
                                                                             ------------
                                 Health Care -- 1.3%
NR        AA           $ 1,485   Massachusetts HEFA,
                                 (FHA), Deutsches Altenheim,
                                 7.70%, 11/1/31                              $  1,592,217
NR        AAA            2,100   Massachusetts Industrial
                                 Finance Agency, IFA,
                                 Heights Crossing, (AMT),
                                 6.15%, 2/1/35                                  2,101,470
                                                                             ------------
                                                                             $  3,693,687
                                                                             ------------
                                 Hospitals -- 11.8%
A         A            $ 3,000   Massachusetts HEFA,
                                 Charlton Memorial Hospital,
                                 7.25%, 7/1/13                               $  3,187,530
A1        A+               530   Massachusetts HEFA,
                                 Spaulding Rehabilitation
                                 Hospital, 7.625%, 7/1/21                         560,157
Baa1      BBB+           2,000   Massachusetts HEFA,
                                 New England Baptist Hospital,
                                 7.35%, 7/1/17                                  2,118,720
Aa        NR             3,100   Massachusetts HEFA,
                                 Daughters of Charity Health
                                 System, 6.10%, 7/1/14                          3,161,194
Baa       BBB            5,025   Massachusetts HEFA,
                                 Sisters of Providence Health
                                 System, 6.50%, 11/15/08                        5,030,779
Baa       BBB            2,085   Massachusetts HEFA,
                                 Sisters of Providence Health
                                 System, 6.625%, 11/15/22                       2,070,697
NR        A-             1,020   Massachusetts HEFA,
                                 Jordan Hospital,
                                 6.875%, 10/1/15                                1,059,627
NR        A-             2,870   Massachusetts HEFA,
                                 Jordan Hospital,
                                 6.875%, 10/1/22                                2,981,500
Baa       BB             5,500   Massachusetts HEFA,
                                 Milford-Whitinsville Hospital,
                                 7.75%, 7/15/17                                 5,730,010
NR        BBB-           2,600   Massachusetts HEFA,
                                 North Adams Hospital,
                                 6.625%, 7/1/18                                 2,557,022
NR        NR             9,000   Massachusetts IFA,
                                 Biomedical Research
                                 Corporation, 0%, 8/1/09                        4,051,349
                                                                             ------------
                                                                             $ 32,508,585
                                                                             ------------
                                 Housing -- 14.3%
NR        AAA          $ 2,750   Framingham Housing
                                 Authority, (GNMA),
                                 6.65%, 2/20/32                              $  2,802,800
A1        A+             5,855   Massachusetts Housing
                                 Finance Agency, HFA,
                                 6.375%, 4/1/21                                 5,894,931
Aa        A+               400   Massachusetts HFA,
                                 7.35%, 12/1/16                                   422,956
Aaa       AAA            2,750   Massachusetts HFA,
                                 (FNMA), 6.90%, 11/15/21                        2,918,245
Aaa       AAA            1,000   Massachusetts HFA, (FNMA),
                                 6.875%, 11/15/11                               1,073,290
Aa        A+             2,795   Massachusetts HFA, (AMT),
                                 7.125%, 6/1/25                                 2,924,464
Aa        A+             1,500   Massachusetts HFA, (AMT),
                                 8.10%, 12/1/21                                 1,588,230
Aa        A+             2,195   Massachusetts HFA, (AMT),
                                 8.10%, 6/1/20                                  2,305,276
Aa        A+             7,250   Massachusetts HFA, (AMT),
                                 6.60%, 12/1/26                                 7,437,919
Aa        A+             6,400   Massachusetts HFA, (AMT),
                                 6.60%, 12/1/26                                 6,565,888
Aa        A+             5,500   Massachusetts HFA, (AMT),
                                 6.60%, 12/1/24                                 5,647,565
                                                                             ------------
                                                                             $ 39,581,564
                                                                             ------------
                                 Industrial Development/
                                 Pollution Control -- 4.2%
NR         NR          $ 2,075   Massachusetts IFA,
                                 Hingham Water Company,
                                 (AMT), 6.60%, 12/1/15                       $  2,124,115
NR         NR            3,000   Massachusetts IFA,
                                 Hingham Water Company,
                                 (AMT), 6.90%, 12/1/29                          3,081,840
A1         AA-           1,550   Puerto Rico Industrial,
                                 Medical and Environmental
                                 Pollution Control Authority,
                                 The Upjohn Company,
                                 7.50%, 12/1/23                                 1,688,524
Baa3       BB+           1,000   Puerto Rico Port Authority,
                                 American Airlines, (AMT),
                                 6.30%, 6/1/23                                  1,012,520
Baa3       BB+           3,750   Puerto Rico Port Authority,
                                 American Airlines, (AMT),
                                 6.25%, 6/1/26                                  3,792,938
                                                                             ------------
                                                                             $ 11,699,937
                                                                             ------------
                                 Insured Education -- 4.0%
Aaa        AAA         $   315   Massachusetts Educational
                                 Finance Authority, (MBIA),
                                 (AMT), 7.25%, 1/1/09                        $    332,360
Aaa        AAA           2,000   Massachusetts Educational
                                 Finance Authority, (AMBAC),
                                 (AMT), 7.375%, 1/1/12                          2,121,840
Aaa        AAA             250   Massachusetts HEFA,
                                 Northeastern University,
                                 (AMBAC), 7.50%, 10/1/08                          268,828
Aaa        AAA             400   Massachusetts HEFA,
                                 Boston University "RIBS",
                                 (MBIA), Variable, 10/1/31 (1)                    452,008
Aaa        AAA           3,000   Massachusetts HEFA,
                                 Tufts University, (FGIC),
                                 5.95%, 8/15/18                                 3,035,400
NR         AAA           5,170   Massachusetts HEFA,
                                 Wentworth Insitiute,
                                 (CLEE), 5.50%, 10/1/23                         4,806,963
                                                                             ------------
                                                                             $ 11,017,399
                                                                             ------------
                                 Insured General Obligations -- 1.2%
Aaa        AAA         $ 1,795   City of Boston, (FSA),
                                 4.875%, 9/1/09                              $  1,689,005
Aaa        AAA           1,000   Commonwealth of
                                 Puerto Rico "RIBS",
                                 (AMBAC), Variable,
                                 7/1/15 (1)                                     1,016,500
Aaa        AAA             600   Town of Tyngsborough,
                                 (AMBAC), 6.90%, 5/15/08                          672,702
                                                                             ------------
                                                                             $  3,378,207
                                                                             ------------
                                 Insured Hospitals -- 12.9%
Aaa        AAA         $   750   Massachusetts HEFA,
                                 Addison Gilbert Hospital,
                                 (MBIA), 5.75%, 7/1/23                       $    730,943
Aaa        AAA             300   Massachusetts HEFA,
                                 Berkshire Health Systems,
                                 (MBIA), 7.60%, 10/1/14                           325,143
Aaa        AAA           3,750   Massachusetts HEFA,
                                 Beth Israel Hospital,
                                 (AMBAC), Variable,
                                 7/1/25 (1)                                     3,788,438
Aaa        AAA           1,500   Massachusetts HEFA,
                                 Capital Assist Program,
                                 (MBIA), 7.20%, 7/1/09                          1,623,780
Aaa        AAA           2,050   Massachusetts HEFA,
                                 Fallon Healthcare System,
                                 (FSA), 6.75%, 6/1/20 (2)                       2,259,654
Aaa        AAA           2,500   Massachusetts HEFA,
                                 Fallon Healthcare System
                                 (FSA), 6.875%, 6/1/11                          2,784,225
Aaa        AAA           2,040   Massachusetts HEFA,
                                 Beverly Hospital, (MBIA),
                                 7.30%, 7/1/13                                  2,208,565
Aaa        AAA             500   Massachusetts HEFA,
                                 Baystate Medical Center,
                                 (FGIC), 5.00%, 7/1/20                            448,730
Aaa        AAA           3,000   Massachusetts HEFA,
                                 The Medical Center of
                                 Central Massachusetts,
                                 (AMBAC), "CARS", Variable,
                                 6/23/22 (1)                                    3,363,270
Aaa        AAA           2,000   Massachusetts HEFA,
                                 St. Elizabeth Hospital Issue,
                                 "LEVRRS", (FSA),
                                 Variable, 8/15/21 (1)                          2,274,120
Aaa        AAA           2,600   Massachusetts HEFA,
                                 Saint Luke's Hospital,
                                 "Yield Curve Notes",
                                 (MBIA), Variable, 8/15/13 (1)                  2,542,150
Aaa        AAA           2,600   Massachusetts HEFA,
                                 Saint Luke's Hospital,
                                 "Yield Curve Notes",
                                 (MBIA), Variable,
                                 8/15/23 (1)                                    2,560,194
Aaa        AAA           1,200   Massachusetts HEFA,
                                 University Hospital,
                                 (MBIA), 7.25%, 7/1/19                          1,314,864
Aaa        AAA           2,430   Massachusetts HEFA,
                                 Lahey Clinic, (MBIA),
                                 5.375%, 7/1/23                                 2,259,171
Aaa        AAA           1,000   Massachusetts HEFA,
                                 New England Medical Center,
                                 (FGIC), 6.50%, 7/1/12                          1,051,970
NR         AAA           2,625   Massachusetts HEFA,
                                 Winchester Hospital, (CLEE),
                                 5.75%, 7/1/14                                  2,570,453
NR         AAA           3,650   Massachusetts HEFA,
                                 Winchester Hospital, (CLEE),
                                 5.75%, 7/1/24                                  3,507,978
                                                                             ------------
                                                                             $ 35,613,648
                                                                             ------------
                                 Insured Housing -- 2.5%
Aaa        AAA         $ 2,500   Massachusetts HFA,
                                 (AMT), (AMBAC),
                                 6.40%, 12/1/15                              $  2,526,325
Aaa        AAA           2,000   Massachusetts HFA,
                                 (AMBAC), 6.45%, 1/1/36                         2,063,880
Aaa        AAA           2,225   Massachusetts HFA,
                                 (AMT), (MBIA),
                                 6.375%, 12/1/19                                2,238,773
                                                                             ------------
                                                                             $  6,828,978
                                                                             ------------
                                 Insured Transportation -- 2.3%
Aaa        AAA         $ 5,860   Massachusetts Port
                                 Authority, (AMT), (FGIC),
                                 7.50%, 7/1/20                               $  6,396,659
                                                                             ------------
                                 Insured Utility -- 2.0%
Aaa        AAA         $ 5,610   Massachusetts Municipal
                                 Wholesale Electric Company,
                                 (MBIA), 6.00%, 7/1/18                       $  5,655,385
                                                                             ------------
                                 Lease/Certificate of
                                 Participation -- 3.5%
NR          A-         $ 7,800   Plymouth County,
                                 Massachusetts Correctional
                                 Facility Project,
                                 7.00%, 4/1/22                               $  8,549,346
NR          BBB          1,200   Puerto Rico Industrial,
                                 Tourist, Educational, Medical
                                 and Environmental Control
                                 Authority, Guaynabo Lease,
                                 5.625%, 7/1/22                                 1,095,912
                                                                             ------------
                                                                             $  9,645,258
                                                                             ------------
                                 Nursing Homes -- 2.2%
NR          NR         $ 2,400   Massachusetts HEFA,
                                 Fairview Care Facilities,
                                 10.25%, 1/1/21                              $  2,717,400
NR          NR           3,225   Massachusetts IFA,
                                 Age Institute of Massachusetts,
                                 8.05%, 11/1/25                                 3,234,740
                                                                             ------------
                                                                             $  5,952,140
                                                                             ------------
                                 Solid Waste -- 0.5%
NR          NR         $ 1,245   City of Pittsfield,
                                 Vicon Recovery Associates
                                 Project, 7.95%, 11/1/04                     $  1,295,236
                                                                             ------------
                                 Special Tax Revenue -- 2.8%
A1          AA         $ 3,000   Commonwealth of
                                 Massachusetts,
                                 6.00%, 6/1/13                               $  3,047,070
A1          AA-          4,560   Commonwealth of
                                 Massachusetts,
                                 5.80%, 6/1/14                                  4,579,654
                                                                             ------------
                                                                             $  7,626,724
                                                                             ------------
                                 Transportation -- 8.3%
NR          BBB        $ 5,950   Guam Airport Authority,
                                 (AMT), 6.70%, 10/1/23                       $  6,058,409
Aa          AA-          9,800   Massachusetts Port
                                 Authority, 6.00%, 7/1/23                       9,938,572
A1          A+           7,750   Massachusetts Turnpike
                                 Authority, 5.00%, 1/1/20                       6,837,438
                                                                             ------------
                                                                             $ 22,834,419
                                                                             ------------
                                 Utilities -- 5.7%
NR           BBB       $ 2,765   Guam Power Authority,
                                 5.25%, 10/1/23                              $  2,413,043
Baa          BBB+        3,500   Massachusetts Municipal
                                 Wholesale Electric Company,
                                 6.75%, 7/1/11                                  3,682,385
Baa          BBB+        9,060   Massachusetts Municipal
                                 Wholesale Electric Company,
                                 6.625%, 7/1/18                                 9,577,779
Baa1         BBB+          150   Puerto Rico Electric Power
                                 Authority, 5.50%, 7/1/20                         142,739
                                                                             ------------
                                                                             $ 15,815,946
                                                                             ------------
                                 Water and Sewer -- 9.1%
Baa1         BBB       $12,185   City of Boston Massachusetts
                                 Harbor Electric Energy
                                 Company Project, (AMT),
                                 7.375%, 5/15/15                             $ 13,112,888
A            A           1,500   MWRA, 5.25%, 3/1/13	1,423,980
A            A           5,175   MWRA, 5.00%, 3/1/22	4,609,010
A            A           4,165   MWRA, 5.25%, 12/1/15	3,957,162
NR           NR          2,000   Virgin Islands Water and
                                 Power Authority,
                                 7.60%, 1/1/12                                  2,150,401
                                                                             ------------
                                                                             $ 25,253,441
                                                                             ------------
                                 Total Tax-Exempt
                                 Investments (identified
                                 cost $259,784,548)                          $276,345,841
                                                                             ============
(1) Security has been issued as an inverse floater bond.

(2) Security has been segregated to cover margin requirements on open financial futures contracts.

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at
September 30, 1996, 22.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.  The aggergate percentage insured by financial institution ranged from 0.6% to
8.1% of total investments.

See notes to financial statements




Massachusetts Municipals Portfolio
Financial Statements



Statement of Assets and Liabilities

September 30, 1996
Assets:
Total investments, at value (identified cost,
$259,784,548) (Note 1A)                                                             $ 276,345,841
Cash                                                                                          337
Receivable for daily variation margin on open
financial futures contracts (Note 1E)                                                      78,469
Interest receivable                                                                     5,203,030
Deferred organization expenses (Note 1D)                                                    7,209
                                                                                    -------------
Total assets                                                                        $ 281,634,886
                                                                                    -------------
Liabilities:
Demand note payable (Note 5)                                    $     484,000
Payable to affiliate--
Trustees' fees (Note 2)                                                 3,712
Accrued expenses                                                       17,938
                                                                -------------
Total liabilities                                                                         505,650
                                                                                    -------------
Net Assets applicable to investors' interest in Portfolio                           $ 281,129,236
                                                                                    =============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals                             $ 264,876,671
Unrealized appreciation of investments and financial
futures contracts (computed on the basis of identified cost)                           16,252,565
                                                                                    -------------
Total                                                                               $ 281,129,236
                                                                                    =============

See notes to financial statements





Statement of Operations

For the Year Ended September 30, 1996
Investment Income:
Interest income (Note 1B)                                                           $  18,541,089
Expenses --
Investment adviser fee (Note 2)                                 $   1,343,099
Compensation of Trustees not members of the
Investment Adviser's organization (Note 2)                             15,864
Custodian fee (Note 1J)                                               136,510
Legal and accounting services                                          35,453
Amortization of organization expenses (Note 1D)                         5,223
Miscellaneous                                                          67,101
                                                                -------------
Total expenses                                                  $   1,603,250
Deduct reduction of custodian fee (Note 1J)                            28,177
                                                                -------------
Net expenses                                                                            1,575,073
                                                                                    -------------
Net investment income                                                               $  16,966,016
                                                                                    -------------
Realized and Unrealized Gain (Loss):
Net realized gain (loss) --
Investment transactions (identified cost basis)                 $   3,401,693
Financial futures contracts                                          (305,415)
                                                                -------------
Net realized gain                                                                   $   3,096,278
Change in unrealized appreciation (depreciation) --
Investments                                                     $    (962,702)
Financial futures contracts                                          (204,628)
                                                                -------------
Net unrealized depreciation                                                            (1,167,330)
                                                                                    -------------
Net realized and unrealized gain                                                    $   1,928,948
                                                                                    -------------
Net increase in net assets from operations                                          $  18,894,964
                                                                                    =============

See notes to financial statements





Statements of Changes in Net Assets

                                                             For the Year Ended September 30,
                                                      ----------------------------------------------
                                                              1996                       1995
                                                      --------------------      --------------------
Increase (Decrease) in Net Assets:
From operations --
Net investment income                                    $ 16,966,016                $ 17,915,854
Net realized gain (loss)                                    3,096,278                 (15,667,434)
Change in unrealized appreciation (depreciation)           (1,167,330)                 23,987,414
                                                         ------------                ------------
Net increase in net assets from operations               $ 18,894,964                $ 26,235,834
                                                         ------------                ------------
Capital transactions --
Contributions                                            $ 16,336,133                $ 27,917,577
Withdrawals                                               (56,272,108)                (60,522,944)
                                                         ------------                ------------
Decrease in net assets resulting from
capital transactions                                     $(39,935,975)               $(32,605,367)
                                                         ------------                ------------
Total decrease in net assets                             $(21,041,011)               $ (6,369,533)
Net Assets:
At beginning of year                                      302,170,247                 308,539,780
                                                         ------------                ------------
At end of year                                           $281,129,236                $302,170,247
                                                         ============                ============




Supplementary Data
                                                                      For the Year Ended September 30,
                                                      --------------------------------------------------------------
                                                           1996            1995            1994             1993*
                                                      --------------  --------------  --------------  --------------
Ratios (As a percentage of average daily net assets):
Net expenses (1)                                          0.55%            0.56%           0.51%            0.49%+
Net expenses, after custodian fee reduction               0.54%            0.53%             --               --
Net investment income                                     5.77%            6.00%           5.74%            5.72%+
Net assets, end of year (000 omitted)                 $281,129         $302,170        $308,540         $290,613
Portfolio Turnover                                          51%              87%             53%              38%

 +  Annualized.

 *  For the period from the start of business, February 1, 1993 to September 30, 1993.

(1) The expense ratios for the years ended September 30, 1996 and 1995 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before September 30, 1994 have not been adjusted to reflect this change.

See notes to financial statements




Notes to Financial Statements

(1) Significant Accounting Policies

Massachusetts Municipals Portfolio ("the Portfolio"), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations - Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Options on futures contracts which are traded over the counter are valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair market value using methods determined in good faith by or at the direction of the Trustees.

B. Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

C. Income Taxes - The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. Deferred Organization Expenses - Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. Financial Futures Contracts - Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. Options on Financial Futures Contracts - Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sales transaction, it will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally made.

G. When-issued and Delayed Delivery Transactions - The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

H. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

I. Other - Investment transactions are accounted for on a trade date basis.

J. Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.



(2) Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management
(EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 1996, the fee was equivalent to 0.46%, of the Portfolio's average net assets for such period and amounted to $1,343,099. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees
Deferred Compensation Plan. For the year ended September 30, 1996, no significant amounts have been deferred.

Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

(3) Investments

For the year ended September 30, 1996, purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $147,661,742 and $169,737,556, respectively.

(4) Federal Income Tax Basis of Investments

The cost and unrealized appreciation/depreciation in value of the investments owned by the Portfolio at September 30, 1996, as computed on a federal income tax basis, are as follows:

Aggregate Cost                           $259,803,177
                                         ============
Gross unrealized appreciation            $ 16,636,591
Gross unrealized depreciation                  93,927
                                         ------------
Net unrealized appreciation              $ 16,542,664
                                         ============

(5) Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. The Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle securities transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a Federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 1996.



(6) Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.



A summary of obligations under these financial instruments at September 30, 1996 is as follows:

Futures Contracts                                                Net Unrealized
Expiration Date        Contracts                 Position          Depreciation
-----------------     ----------                 --------       ---------------
12/96                 279 U.S. Treasury Bonds     Short             $308,728
                                                                    ========

At September 30, 1996, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.




Independent Auditors' Report

To the Trustees and Investors of
Massachusetts Municipals Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Massachusetts Municipals Portfolio as of September 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended September 30, 1996 and the supplementary data for each of the three years in the period ended September 30, 1996 and for the period from the start of business February 1, 1993 to September 30, 1993. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1996, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Massachusetts Municipals Portfolio at September 30, 1996, the results of its operations, the changes in its net assets, and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                        DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 1, 1996


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Investment ManagementFund

Fund

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President, Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Thomas Otis
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspaper of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant



Portfolio

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President, Trustee

Robert B. MacIntosh
Vice President and Portfolio Manager

James L. O'Connor
Treasurer

Thomas Otis
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspaper of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant



Portfolio Investment Adviser

Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator

Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter

Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian

Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent

First Data Investor Services Group, Inc.
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Independent Auditors

Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110



This report must be preceded or accompanied by a current prospectus which contains more complete information on the Funds, including distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

Eaton Vance Municipals Trust
24 Federal Street
Boston, MA 02110

MMBSRC-11/96